Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution Made To Limited Partner Cash Distributions Paid		$ 16,391	$ 48,422	$ 66,857
Subsequent Event | Distribution from November 12, 2019 to February 11, 2020 | Series A Preferred
Distribution Made To Limited Partner And General Partner Declaration Date	Jan. 20, 2020
Distributions paid, Per unit	$ 0.5625
Distribution Made To Limited And General Partner Distribution Date	Feb. 12, 2020
Distribution Made To Limited And General Partner Date Record	Feb. 05, 2020
Subsequent Event | Distribution from November 22, 2019 to February 21, 2020 | Series B Preferred
Distribution Made To Limited Partner And General Partner Declaration Date	Jan. 30, 2020
Distributions paid, Per unit	$ 0.546875
Distribution Made To Limited And General Partner Distribution Date	Feb. 24, 2020
Distribution Made To Limited And General Partner Date Record	Feb. 17, 2020